Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Harbor Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Target Retirement 2055 Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2055 (the target year) and assumes a retirement age of 65. The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually during retirement. This Fund may not be appropriate for an investor who plans to retire in or within a few years of the target year, but at an age well before or after age 65. As the target year approaches, the Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income securities will increase. Within 5 years after 2055, the Fund’s asset allocation should become similar to that of Harbor Target Retirement Income Fund. The Fund’s assets are currently allocated among the following asset classes as indicated:

■ Domestic Equity & Commodity	54%
■ International and Global Equity	39%
■ Fixed Income	7%
■ Short-Term	0%

See “The Funds’ Investments” section of this prospectus for further details regarding the underlying Harbor funds in which the Fund invests.

While the Fund gradually decreases its equity holdings and becomes increasingly conservative over time, the Fund’s actual asset allocation also may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments, whether a particular underlying Harbor fund is closed, merged or liquidated, or whether the Adviser launches a new underlying Harbor fund. The Investment Advisory Committee that oversees the Target Retirement Funds also may adjust the selection and weightings of the underlying Harbor funds in response to extraordinary market, economic or political conditions or for other reasons (including the launch or closure of underlying Harbor funds) determined by the Committee to be in the best interests of the Fund’s shareholders. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year. See the “Asset Allocation Framework” section of this prospectus for further details on the Fund’s asset allocation.

The Fund’s indirect stock holdings (approximately 93% of the Fund’s assets) consist of large-cap and to a lesser extent, of mid- and small-cap stock of both U.S. and foreign companies, including those companies located in emerging market countries. The Fund’s indirect commodity holdings consist primarily of commodity-linked derivative instruments, collateralized by an actively managed portfolio of inflation- indexed bonds and other fixed income securities.

		The Fund’s indirect bond holdings (approximately 7% of the Fund’s assets) are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment-grade, high-risk, corporate bonds, (commonly referred to as “junk bonds”); mortgage- and asset-backed securities, all with maturities of more than one year; emerging markets debt; and derivative instruments that provide exposure to such securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The performance and risks of each Target Retirement Fund will correspond to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at and after the target year. The Fund is subject to the following Fund-level risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a Subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of particular securities.

Market and issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES
With approximately 93% of its assets indirectly allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES/EMERGING MARKETS
Because the Fund may invest in underlying Harbor funds that hold securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of an underlying fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. An underlying fund’s investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less- established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES
With approximately 7% of its assets indirectly allocated to fixed income instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities are likely to decrease and reduce the value of an underlying fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are at, or near, historic lows, which may increase an underlying fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the underlying Harbor fixed income funds in which the Fund invests to sell their fixed income holdings when the subadvisers to these underlying Harbor funds may wish to sell or must sell to meet redemptions.

Credit risk: The issuer of a security could default on its obligation to pay principal or interest or its credit rating could be downgraded. This risk may be higher for below investment- grade securities. Likewise, the counterparty to a derivative or other contractual instrument could default on its obligation.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE
		With a portion of its assets exposed to commodities and commodity futures, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors. Future legislative or regulatory developments may adversely affect the ability of an underlying Harbor fund and, in turn, the Fund, to gain commodity exposure as contemplated.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Diversification risk: Certain underlying Harbor funds in which the Fund may invest (Harbor Emerging Markets Debt Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Harbor Target Retirement 2055 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[2],[3]
One Year	rr_ExpenseExampleYear01	80
Three Years	rr_ExpenseExampleYear03	256
One Year	rr_ExpenseExampleNoRedemptionYear01	80
Three Years	rr_ExpenseExampleNoRedemptionYear03	256
Harbor Target Retirement 2055 Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2],[3]
One Year	rr_ExpenseExampleYear01	105
Three Years	rr_ExpenseExampleYear03	334
One Year	rr_ExpenseExampleNoRedemptionYear01	105
Three Years	rr_ExpenseExampleNoRedemptionYear03	334
Harbor Target Retirement 2055 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[2],[3]
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	372
One Year	rr_ExpenseExampleNoRedemptionYear01	117
Three Years	rr_ExpenseExampleNoRedemptionYear03	372

[1]	Based on estimated amounts for the current fiscal year.
[2]	Restated to reflect current fees.
[3]	The Fund's shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 50 for further details.